INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Loss carryforwards	$ 219	$ 703
Temporary differences	1,165	494
Total deferred tax assets	1,384	1,197
Valuation allowance	(216)	(827)
Total deferred tax assets, net of valuation allowance	1,168	370
Intangible assets	(328)	(638)
Exempt Approved Enterprise earnings		(787)
Total deferred tax liabilities	(328)	(1,425)
Total deferred tax assets (liabilities), net	$ 840	$ (1,055)